Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Other assets-Other:
Securities received as collateral		¥ 380,001	¥ 382,780
Goodwill and other intangible assets	[1]	75,965	73,345
Net deferred tax assets	[2]	31,505	25,224
Investments in equity securities for other than operating purposes	[3]	367,530	302,973
Deposit receivables	[4]	202,698	214,587
Prepaid expenses		30,635	28,003
Other		111,131	97,561
Total		1,199,465	1,124,473
Other liabilities:
Obligation to return securities received as collateral		380,001	382,780
Accrued income taxes		82,289	88,424
Net deferred tax liabilities	[2]	124,414	113,820
Other accrued expenses and provisions		512,955	551,064
Operating lease liabilities		163,701	174,132
Other		146,895	146,378
Total		¥ 1,410,255	¥ 1,456,598

[1]	Mainly includes crypto assets.
[2]	Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying component within a particular tax jurisdiction.
[3]	Includes equity securities without a readily determinable fair value. See Note 6 “Non-trading investments” for further information.
[4]	Includes Japan Securities Clearing Corporation’s clearing fund.